UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment[ ];       Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Pivot Point Capital Partners, LLC
Address: One Montgomery Street, Suite 3300
         San Francisco, CA  94104


13F File Number: 28-12335

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Anthony P. Brenner
Title: Managing Member
Phone: 415-343-7070

Signature, Place, and Date of Signing:

/s/ Anthony P. Brenner   San Francisco, CA     May 15,2007
----------------------   -----------------     ----------------
[Signature]              [City, State]         [Date]

Report Type (Check only one.):
[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           11

Form 13 F Information Table Value Total (x$1000): $173,934

List of Other Included Managers: None

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


FORM 13F INFORMATION TABLE
                                                      VALUE     SHARES/  SH/  PUT/  INVSTMT  OTHER       VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS CUSIP      (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS  SOLE   SHARED  NONE
-------------------------   -------------- ---------  -------   -------  ---  ----  -------  --------  ----   ------  ----
AMEDISYS INC                COM            023436108  17,010    524,524  SH         SOLE               524,524
AMERICAN MED SYS HLDGS INC  COM            02744M108  15,875    749,898  SH         SOLE               749,898
BRADY CORP                  CL A           104674106  12,736    408,200  SH         SOLE               408,200
CARTER INC                  COM            146229109  16,542    652,800  SH         SOLE               652,800
CASH AMER INTL INC          COM            14754D100  24,543    598,600  SH         SOLE               598,600
DJO INCORPORATED            COM            23325G104  20,594    543,373  SH         SOLE               543,373
HAEMONETICS CORP            COM            405024100  10,332    221,000  SH         SOLE               221,000
HEARTLAND PMT SYS INC       COM            42235N108  14,598    617,500  SH         SOLE               617,500
KRONOS INC                  COM            501052104  15,359    287,091  SH         SOLE               287,091
MONRO MUFFLER BRAKE INC     COM            610236101   7,846    223,531  SH         SOLE               223,531
PHASE FORWARD INC           COM            71721R406  18,499  1,408,903  SH         SOLE             1,408,903